Reportable Segments - Results of Operations by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																			12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Revenues	$ 229,225		$ 243,321		$ 237,762		$ 225,954		$ 167,135		$ 157,171		$ 165,200		$ 178,895		$ 176,495			$ 874,172		$ 677,761		$ 686,234
Operating gross margin:
Total operating gross margin	28,863		48,564	[1]	48,733	[1]	50,273	[1]	20,877	[1]	16,637	[1]	34,261	[1]	46,914	[1]	53,744	[1]		168,447	[1]	151,556	[1]	157,421
General and administrative expense	(8,964)	[2]							(12,845)	[2]										(68,025)	[2]	(46,257)	[2]	(31,567)	[2]
Impairments and other charges																			(170,000)	0		0		(170,000)
Provision for reduction in carrying value of certain assets																				(2,544)		0		(1,350)
Gain (loss) on disposition of assets, net	(129)								1,148											3,994		1,974		3,659
Total operating income (loss)	19,770		28,516		35,589		28,587		9,180		(8,297)		25,903		40,978		48,689			101,872		107,273		(41,837)
Interest expense	(12,039)								(10,006)											(47,820)		(33,542)		(22,594)
Interest income	32								59											2,450		153		256
Loss on extinguishment of debt	(29,673)								0											(5,218)		(2,130)		0
Changes in fair value of derivative positions																				53		55		(110)
Other	895								(165)											1,450		(832)		(1,127)
Income (loss) from continuing operations before income taxes	(21,015)								(932)											52,787		70,977		(65,412)
Identifiable assets:
Total identifiable assets																				1,254,982		1,078,238
Corporate and other assets			279,774	[3]							177,495	[3]								279,774	[3]	177,495	[3]
Total assets	1,500,368		1,534,756								1,255,733									1,534,756		1,255,733
Rental Tools [Member]
Revenues:
Revenues	80,506	[4]							57,082	[4]										310,041	[5]	246,900	[5]	237,068	[5]
Operating gross margin:
Total operating gross margin	13,345	[6]							21,507	[6]										91,164	[7]	113,899	[7]	120,822	[7]
Identifiable assets:
Total identifiable assets																				350,429		194,600
U.S. Barge Drilling [Member]
Revenues:
Revenues	30,490	[4]							29,865	[4]										136,855	[5]	123,672	[5]	93,763	[5]
Operating gross margin:
Total operating gross margin	7,824	[6]							8,758	[6]										51,257	[7]	39,608	[7]	11,115	[7]
Identifiable assets:
Total identifiable assets																				89,884		99,409
U.S. Drilling [Member]
Revenues:
Revenues	19,417	[4]							11,635	[4]										66,928	[5]	1,387	[5]	0	[5]
Operating gross margin:
Total operating gross margin	1,641	[6]							(4,052)	[6]										(4,484)	[7]	(15,168)	[7]	(3,915)	[7]
Identifiable assets:
Total identifiable assets																				354,208		369,683
International Drilling [Member]
Revenues:
Revenues	85,469	[4]							64,650	[4]										333,962	[5]	291,772	[5]	318,481	[5]
Operating gross margin:
Total operating gross margin	5,477	[6]							(5,645)	[6]										23,732	[7]	13,138	[7]	22,948	[7]
Identifiable assets:
Total identifiable assets																				460,461		414,546
Technical Services [Member]
Revenues:
Revenues	13,343	[4]							3,903	[4]										26,386	[5]	14,030	[5]	27,284	[5]
Operating gross margin:
Total operating gross margin	576	[6]							309	[6]										2,050	[7]	79	[7]	5,680	[7]
Construction Contract [Member]
Revenues:
Revenues																				0	[5]	0	[5]	9,638	[5]
Operating gross margin:
Total operating gross margin																				$ 4,728	[7]	$ 0	[7]	$ 771	[7]

[1]	As the Company modified its reporting segments to be consistent with recent organizational changes to improve our drilling organization, expenses related to our U.S. Barge Drilling segment were found to be incorrectly included in our general and administrative expense during the first through third quarters of the current year. These expenses have been appropriately reclassified to be included as part of the segment operating expenses, therefore our operating gross margin for each of the first three quarters will not agree to the respective 10-Q reports for the current year only.
[2]	General and administration expenses for field operations are included in operating expenses.
[3]	This category includes corporate assets as well as minimal assets for our Technical Services segment primarily related to office furniture and fixtures.
[4]	For the three months ended March 31, 2014, our largest customer, ENL, constituted 17.1% of our total consolidated revenues and approximately 37.6% and 52.4% of our International Drilling and Technical Services segment revenues, respectively. For the three months ended March 31, 2013, our largest customer, ENL, constituted approximately 15.1% of our total consolidated revenues and approximately 38.5% of our International Drilling segment revenues.
[5]	In 2013, our largest customer, Exxon Neftegas Limited (ENL), constituted approximately 15.6 percent, respectively, of our total consolidated revenues and approximately 38.3 percent of our International Drilling segment and 33.9 percent of our Technical Services segment. In 2012, our two largest customers, ENL and Schlumberger, constituted approximately 12 percent and 10 percent, respectively, of our total consolidated revenues and approximately 27 percent and 24 percent of our International Drilling segment, respectively. In 2011, our largest customer, ENL constituted approximately 16 percent of our total revenues and approximately 34 percent of our International Drilling segment.
[6]	Operating gross margin is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
[7]	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.